Note 13 - Pension Plans and Other Postretirement Benefits - Amounts Recognized in AOCI Not Yet Recognized As Components of Net Periodic Pension Costs (Details) - USD ($) $ in Millions	Sep. 30, 2022	Sep. 30, 2021
Spire Missouri [Member]
Net actuarial loss		$ 129.6
Prior service credit		(20.1)
Subtotal		109.5
Adjustments for amounts included in regulatory assets		(104.7)
Total		4.8
Spire Alabama Inc [Member]
Net actuarial loss		66.1
Prior service credit		(18.7)
Subtotal		47.4
Adjustments for amounts included in regulatory assets		(47.4)
Total		0.0
Pension Plan [Member]
Net actuarial loss	$ 132.0	194.6
Prior service credit	(35.7)	(40.3)
Subtotal	96.3	154.3
Adjustments for amounts included in regulatory assets	(93.1)	(149.5)
Total	3.2	4.8
Pension Plan [Member] | Spire Missouri [Member]
Net actuarial loss	93.6
Prior service credit	(18.1)
Subtotal	75.5
Adjustments for amounts included in regulatory assets	(72.3)
Total	3.2
Pension Plan [Member] | Spire Alabama Inc [Member]
Net actuarial loss	41.2
Prior service credit	(16.3)
Subtotal	24.9
Adjustments for amounts included in regulatory assets	(24.9)
Total	0.0
Other Postretirement Benefits Plan [Member]
Net actuarial loss	(83.3)	(101.2)
Prior service credit	7.1	14.6
Subtotal	(76.2)	(86.6)
Adjustments for amounts included in regulatory assets	76.2	86.6
Total	0.0	0.0
Other Postretirement Benefits Plan [Member] | Spire Missouri [Member]
Net actuarial loss	(74.2)	(85.8)
Prior service credit	7.9	9.7
Subtotal	(66.3)	(76.1)
Adjustments for amounts included in regulatory assets	66.3	76.1
Total	0.0	0.0
Other Postretirement Benefits Plan [Member] | Spire Alabama Inc [Member]
Net actuarial loss	(5.6)	(11.5)
Prior service credit	(0.8)	4.9
Subtotal	(6.4)	(6.6)
Adjustments for amounts included in regulatory assets	6.4	6.6
Total	$ 0.0	$ 0.0